Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Effect of Adoption of IFRS 15

The effect of adopting IFRS 15 as of January 1, 2018 was, as follows:

	Reference	Increase
Assets:
Subscribers, distributors, recoverable taxes, contract assets and other, net	(a), (b), (c)	Ps.	31,261,436

Liabilities:
Current liabilities	(c)	Ps.	562,651
Deferred income taxes	(d)		8,725,841

		Ps.	9,288,492

Equity:
Retained earnings	(a), (b), (c), (d)		21,454,504
Non-controlling interests			518,440

Total equity			21,972,944

Total liabilities and equity		Ps.	31,261,436

Schedule of Impact of Adoption IFRS 15 on Company's Financial Statements

Set out below are, the impacts of adopting IFRS 15 on the Company´s consolidated financial statements for the year ended December 31, 2018:

	Reference	As reported		Figures without adoption of IFRS 15		Adjustments
Operating revenues:
Revenues services	(a), (b)	Ps.	863,647,642	Ps.	881,530,167	Ps.	(17,882,525)
Sales of equipment	(a), (b)		174,560,039		158,721,765		15,838,274

			1,038,207,681		1,040,251,932		(2,044,251)

Operating costs and expenses:
Cost of sales and services		Ps.	508,822,430	Ps.	509,100,174	Ps.	(277,744)
Commercial, administrative and general and other expenses	(c)		234,115,500		240,010,631		(5,895,131)
Depreciation and amortization			155,712,580		155,712,580		—

			898,650,510		904,823,385		(6,172,875)

			139,557,171		135,428,547		4,128,624
Financial items, net			38,563,536		38,356,359		207,177
Equity interest in net result of associated companies			267		267		—
Income tax	(d)		46,477,079		45,496,698		980,381
Non-controlling interests			(1,950,626)		(1,950,626)		—

Net profit for the year		Ps.	52,566,197	Ps.	49,625,131	Ps.	2,941,066

	Reference	As reported		Balances without adoption of IFRS 15		Adjustments
Assets:
Current assets:
Cash and cash equivalents and equity investments at fair value		Ps.	70,675,896	Ps.	70,675,896	Ps.	—
Subscribers, distributors, recoverable taxes, contract assets and other, net	(a), (b), (c)		216,226,920		185,303,634		30,923,286
Other current assets, net			62,152,708		62,152,708		—

Total current assets			349,055,524		318,132,238		30,923,286
Non-current assets:
Property, plant and equipment, net			640,000,720		640,000,720		—
Intangibles and other assets, net			424,485,276		424,485,276		—
Subscribers, distributors, recoverable taxes, contract assets and other, net	(a), (b), (c)		15,681,872		10,244,609		5,437,263

Total assets		Ps.	1,429,223,392	Ps.	1,392,862,843	Ps.	36,360,549

Liabilities and equity:
Current liabilities:
Short-term debt and current portion of long-term debt		Ps.	96,230,634	Ps.	96,230,634	Ps.	—
Accounts payable and other liabilities			338,116,412		337,448,940		667,472
Deferred revenues			32,743,843		32,315,690		428,153

Total current liabilities			467,090,889		465,995,264		1,095,625
Non-current-liabilities:
Long-term debt			542,691,819		542,691,819		—
Deferred income taxes	(d)		24,573,441		15,382,500		9,190,941
Other liabilities			148,994,821		148,994,821		—

Total liabilities			1,183,350,970		1,173,064,404		10,286,566
Total equity	(d)		245,872,422		219,798,439		26,073,983

Total liabilities and equity		Ps.	1,429,223,392	Ps.	1,392,862,843	Ps.	36,360,549

Schedule of Effect of Adoption of IFRS 9 in Retained Earnings and Other Components of Equity

The effect of adopting IFRS 9 as of January 1, 2018 was, as follows:

	Adjustments	January 1, 2018
Assets
Trade receivables	(a)	Ps.	(2,400,783)
Deferred tax assets	(b)		544,628

Total assets		Ps.	(1,856,155)

Equity
Retained earnings	(a), (b)	Ps.	(1,856,155)

Total adjustment on equity		Ps.	(1,856,155)

Schedule of Impact in Consolidated Financial Statements upon Application of Hyperinflation

The main impact in the consolidated financial statements of the Company in 2018 of applying hyperinflationary accounting under IAS 29 are shown below:

Impact of the application of hyperinflation adjustments in 2018
Impact in:
Operating revenues	Ps. 6,286,140
Operating loss	(1,423,252)
Financial loss	(1,289,317)
Gain on net monetary positions	4,429,145
Income tax	(770,928)
Net profit for the year	945,647
Current assets	1,866,674
Non-current assets	19,796,073
Total liabilities	4,890,166
Total equity (i)	16,772,581

(i)	This total includes the initial effect of hyperinflation of Ps. 15,826,934 and the net effect on results due to the hyperinflation of the year of Ps. 945,647.

Summary of Equity Interest in Most Significant Subsidiaries

The equity interest in the most significant subsidiaries at December 31, 2017 and 2018 is as follows:

Company name	Country	Equity interest at December 31
		2017	2018
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
TracFone Wireless, Inc. (“TracFone”) b)	USA	100.0%	100.0%
Claro S.A. (Claro Brasil) b)	Brazil	97.7%	98.2%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.8%	95.8%
Comunicación Celular, S.A. (“Comcel”) b)	Colombia	99.4%	99.4%
Telmex Colombia, S.A. b)	Colombia	99.3%	99.3%
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
Claro Chile, S.A. b)	Chile	100.0%	100.0%
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Claro Panamá, S.A. b)	Panamá	100.0%	100.0%
Teléfonos de México, S.A.B. de C.V. b)	Mexico	98.8%	98.8%
Telekom Austria AG b)	Austria	51.0%	51.0%

a)	Holding companies
b)	Operating companies of mobile and fixed services

Summary of Annual Depreciation Rates	Annual depreciation rates are as follows:

Network infrastructure	5	%-33%
Buildings and leasehold improvement	2	%-33%
Other assets	10	%-50%

Summary of Most Significant Forward Looking Estimates Used for Impairment Evaluations

The most significant forward-looking estimates used for the 2017 and 2018 impairment evaluations are shown below:

	Average margin on EBITDA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2017:
Europe (7 countries)	25.59% - 52.46%	7.34% - 14.97%	9.06% - 19.04%
Brazil (fixed line, wireless and TV)	35.28%	22.13%	11.71%
Puerto Rico	23.31%	8.31%	4.42%
Dominican Republic	45.79%	15.55%	19.23%
Mexico (fixed line and wireless)	35.48%	8.72%	16.13%
Ecuador	37.83%	10.07%	23.57%
Peru	29.64%	16.75%	13.61%
El Salvador	40.36%	17.99%	25.14%
Chile	22.04%	12.45%	6.15%
Colombia	41.93%	19.88%	19.06%
Other countries	9.16% - 48.18%	0.43% - 23.43%	7.89% - 24.28%

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)las
2018:
Europe (7 countries)	22.13% - 41.51%	8.13% - 19.40%	8.36% - 22.08%
Brazil (fixed line, wireless and TV)	36.43%	21.88%	10.38%
Puerto Rico	23.86%	9.89%	4.81%
Dominican Republic	48.64%	18.43%	17.66%
Mexico (fixed line and wireless)	36.33%	7.93%	16.30%
Ecuador	39.83%	11.26%	24.45%
Peru	30.29%	19.95%	11.52%
El Salvador	45.36%	22.61%	18.01%
Chile	25.91%	14.99%	6.62%
Colombia	45.01%	17.14%	20.29%
Other countries	7.90% - 45.91%	0.61% - 23.96%	9.97% - 31.63%

Summary of Exchange Rates Used forTranslation of Foreign Currencies

The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2016	2017	2018	2017	2018
Argentina (1)	Argentine Peso (AR$)	1.2632	1.1489	0.7311	1.0610	0.5221
Brazil	Real (R$)	5.3868	5.9346	5.2937	5.9815	5.0797
Colombia	Colombian Peso (COP$)	0.0061	0.0064	0.0065	0.0066	0.0061
Guatemala	Quetzal	2.4548	2.5755	2.5591	2.6940	2.5440
U.S.A. (2)	US Dollar	18.6529	18.9400	19.2397	19.7867	19.6829
Uruguay	Uruguay Peso	0.6206	0.6606	0.6274	0.6869	0.6074
Nicaragua	Cordoba	0.6515	0.6307	0.6097	0.6428	0.6088
Honduras	Lempira	0.8109	0.8007	0.7994	0.8330	0.8031
Chile	Chilean Peso	0.0276	0.0292	0.0300	0.0322	0.0283
Paraguay	Guaraní	0.0033	0.0034	0.0034	0.0035	0.0033
Peru	Sol (PEN$)	5.5232	5.8054	5.8517	6.0976	5.8406
Dominican Republic	Dominican Peso	0.4048	0.3983	0.3876	0.4095	0.3898
Costa Rica	Colon	0.0338	0.0331	0.0332	0.0346	0.0322
European Union	Euro	20.6334	21.3649	22.7101	23.7539	22.5586
Bulgaria	Lev	10.5483	10.9223	11.6110	12.1406	11.5327
Belarus	New Belarusian Ruble	9.3929	9.8087	9.4451	9.9882	9.1319
Croatia	Croatian Kuna	2.7392	2.8619	3.0613	3.1954	3.0435
Macedonia	Macedonian Denar	0.3350	0.3471	0.3688	0.3861	0.3667
Serbia	Serbian Denar	0.1676	0.1762	0.1920	0.2009	0.1907

(1)	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.

Financial reporting in hyperinflationary economies

Financial statements of Argentina subsidiaries are restated before translation to the reporting currency of the Company and before consolidation in order to reflect the same value of money for all items. Items recognized in the statements of financial position which are not measured at the applicable year-end measuring unit are restated based on the general price index. All non-monetary items measured at cost or amortized cost is restated for the changes in the general price index from the date of transaction or the last hyperinflationary calculation to the reporting date. Monetary items are not restated. All items of shareholders’ equity are restated for the changes in the general price index since their addition or the last hyperinflationary calculation until the end of the reporting period. All items of comprehensive income are restated for the change in a general price index from the date of initial recognition to the reporting date. Gains and losses resulting from the net-position of monetary items are reported in the consolidated statements of operations in financial result in exchange differences. In accordance with IFRS prior year financial statements were not restated.

(2)	Includes U.S.A., Ecuador, El Salvador, Puerto Rico and Panama.

Summary of Retrospective Reclassification of Financial Statements

Thefollowing amounts in the consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017, have been retrospectively reclassified to conform to the presentation for the year ended December 31, 2018.

In the Consolidated Statements of Comprehensive Income:

	As reported 2016		Retrospective reclassification		2016 As adjustments
Operating revenues:
Mobile voice services	Ps.	242,302,380	Ps.	(242,302,380)	Ps.	—
Fixed voice services		95,299,154		(95,299,154)		—
Mobile data services		256,936,895		(256,936,895)		—
Fixed data services		126,278,206		(126,278,206)		—
Pay television		78,268,778		(78,268,778)		—
Other related services		32,799,952		(32,799,952)		—
Revenues services		—		831,885,365		831,885,365

	Ps.	831,885,365	Ps.	—	Ps.	831,885,365

	As reported 2017		Retrospective reclassification		2017 As adjustments
Operating revenues:
Mobile voice services	Ps.	221,751,600	Ps.	(221,751,600)	Ps.	—
Fixed voice services		89,856,743		(89,856,743)		—
Mobile data services		308,526,994		(308,526,994)		—
Fixed data services		139,277,613		(139,277,613)		—
Pay television		86,882,606		(86,882,606)		—
Other related services		32,115,767		(32,115,767)		—
Revenues services		—		878,411,323		878,411,323

	Ps.	878,411,323	Ps.	—	Ps.	878,411,323